Revenue - Net Investments in Direct Financing Leases (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($)	Dec. 31, 2013 vessel m³	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Capital Leased Assets [Line Items]
Total minimum lease payments to be received	$ 913,292,000			$ 568,710,000
Estimated unguaranteed residual value of leased properties	294,127,000			194,965,000
Initial direct costs	337,000			361,000
Less unearned revenue	(630,060,000)			(268,046,000)
Total net investments in direct financing leases	577,696,000			495,990,000
Less current portion	(12,273,000)			(9,884,000)
Net investments in direct financing leases	565,423,000			$ 486,106,000
Remainder of 2018	54,441,000
2019	119,517,000
2020	118,685,000
2021	117,772,000
2022	$ 116,978,000
Charter contract extension, period	1 year
Teekay Tangguh Joint Venture
Capital Leased Assets [Line Items]
Lessor, direct financing lease, term of contract	20 years
Tangguh and Bahrain DFL
Capital Leased Assets [Line Items]
Remainder of 2018	$ 26,000,000
2019	64,100,000
2020	64,300,000
2021	64,100,000
2022	64,100,000
Thereafter	$ 630,600,000
Awilco Lng Carrier
Capital Leased Assets [Line Items]
Charter contract extension, period		1 year
Bahrain Spirit
Capital Leased Assets [Line Items]
Lessor, direct financing lease, term of contract	21 years
Awilco Lng Carrier
Capital Leased Assets [Line Items]
Number of vessels | vessel		2
Volume of vessels | m³		155,900
Vessel One | Awilco Lng Carrier
Capital Leased Assets [Line Items]
Lessor, Operating Lease, Term of Contract1		5 years
Vessel Two | Awilco Lng Carrier
Capital Leased Assets [Line Items]
Lessor, Operating Lease, Term of Contract1		4 years
Minimum
Capital Leased Assets [Line Items]
Charter contract extension, period	3 years
Minimum | Forecast | Awilco Lng Carrier
Capital Leased Assets [Line Items]
Deferred rent receivables, net			$ 10,600
Maximum
Capital Leased Assets [Line Items]
Charter contract extension, period	15 years
Maximum | Forecast | Awilco Lng Carrier
Capital Leased Assets [Line Items]
Deferred rent receivables, net			$ 20,600